UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2010
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Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       BLOOMBERGSEN INVESTMENT PARTNERS
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Address:    100 KING ST. W., SUITE 5708
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            TORONTO, ONTARIO
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            MSX 1A9
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Form 13F File Number: 28- 13755
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JONATHAN BLOOMBERG
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Title:      C.E.O.
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Phone:      416.594.6621
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Signature, Place, and Date of Signing:


/s/ Jonathan Bloomberg         TORONTO, ONTARIO, CANADA              7/19/10
---------------------------    --------------------------         --------------
       [Signature]                   [City, State]                    [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-
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[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     11
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Form 13F Information Table Value Total:     $ 101, 620
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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

                                                       VALUE       Shares                     Investment    Other      Voting
   Name of Issuer        Title of Class     CUSIP     (x $1000)    Amount    SH/PRN  PUT/CALL Discretion  Management  Authority
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC        common stock      115236101    6,046     315,900.00   SH               Sole                    Sole
COMCAST CORP SPL CL A    Class A Shares    20030N200    8,864     539,500.00   SH               Sole                    Sole
DOLLAR FINANCIAL CORP    common stock      256664103    9,195     464,607.00   SH               Sole                    Sole
EAGLE MATERIALS INC      common stock      26969P108    7,638     294,544.00   SH               Sole                    Sole
MEDCO HEALTH SOLUTIONS   common stock      58405U102   15,955     289,670.00   SH               Sole                    Sole
OMNICOM GROUP INC        common stock      681919106    8,325     242,700.00   SH               Sole                    Sole
ORACLE CORP              common stock      68389X105   11,150     519,560.00   SH               Sole                    Sole
PHILIP MORRIS INTL INC   common stock      718172109   10,391     226,685.00   SH               Sole                    Sole
SOLERA HOLDINGS INC      common stock      83421A104    7,837     216,500.00   SH               Sole                    Sole
WELLS FARGO CO           common stock      949746101    5,701     222,685.00   SH               Sole                    Sole
WRIGHT EXPRESS           common stock      98233Q105   10,518     354,158.00   SH               Sole                    Sole